Pension, Health Care and Postretirement Benefits Other Than Pensions - Obligations, Plan Assets and Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$ 296,743	$ 225,529	$ 244,882
Other accruals	(972,651)	(578,547)	(522,280)
Other long-term liabilities	(684,443)	(509,345)	(474,658)
Defined Benefit Pension
Plan assets:
Balances at beginning of year	701,791	742,521
Balances at end of year	935,081	701,791	742,521
Defined Benefit Pension | Domestic Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	913,363	630,159	621,873
Projected benefit obligations:
Balances at beginning of year	632,797	624,791	653,338
Service costs	21,711	22,291	21,120
Interest costs	31,085	26,498	24,535
Actuarial losses (gains)	67,945	8,132	(40,602)
Acquisition	246,894
Contributions and other	844	2,081
Settlements	(43,381)
Benefits paid	41,720	50,996	33,600
Balances at end of year	916,175	632,797	624,791
Plan assets:
Balances at beginning of year	847,013	858,605	896,071
Actual returns on plan assets	182,049	39,404	(3,866)
Acquisition	244,677
Contributions and other
Settlements	(43,381)
Benefits paid	(41,720)	(50,996)	(33,600)
Balances at end of year	1,188,638	847,013	858,605
Excess (deficient) plan assets over projected benefit obligations	272,463	214,216	233,814
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	272,463	214,216	233,814
Other long-term liabilities
Total	272,463	214,216	233,814
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(64,799)	(134,847)	(120,454)
Prior service costs	(5,496)	(6,015)	(5,138)
Total amounts recognized	$ (70,295)	$ (140,862)	$ (125,592)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.60%	4.20%	4.40%
Rate of compensation increase (percentage)	3.33%	3.38%	3.14%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.15%	4.40%	3.95%
Expected long-term rate of return on assets (percentage)	5.00%	6.00%	6.00%
Rate of compensation increase (percentage)	3.30%	3.14%	4.00%
Defined Benefit Pension | Foreign Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	$ 308,164	$ 172,047	$ 172,426
Projected benefit obligations:
Balances at beginning of year	206,873	201,854	234,524
Service costs	7,039	4,225	5,071
Interest costs	8,177	7,441	8,719
Actuarial losses (gains)	(4,002)	43,736	(3,045)
Acquisition	115,045
Contributions and other	1,397	947	1,072
Settlements	(758)	(14,862)	(18,707)
Effect of foreign exchange	22,938	(30,360)	(17,211)
Benefits paid	7,112	6,108	8,569
Balances at end of year	349,597	206,873	201,854
Plan assets:
Balances at beginning of year	165,008	162,339	187,645
Actual returns on plan assets	16,282	33,569	4,844
Acquisition	82,314
Contributions and other	6,048	15,019	11,424
Settlements	(758)	(14,862)	(18,707)
Effect of foreign exchange	18,222	(24,949)	(14,298)
Benefits paid	(7,112)	(6,108)	(8,569)
Balances at end of year	280,004	165,008	162,339
Excess (deficient) plan assets over projected benefit obligations	(69,593)	(41,865)	(39,515)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	24,280	11,313	11,068
Other accruals	(2,523)	(1,522)	(1,442)
Other long-term liabilities	(91,350)	(51,656)	(49,141)
Total	(69,593)	(41,865)	(39,515)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(33,873)	(45,604)	(41,741)
Total amounts recognized	$ (33,873)	$ (45,604)	$ (41,741)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	2.73%	3.21%	4.20%
Rate of compensation increase (percentage)	3.69%	4.43%	4.00%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.88%	4.20%	3.92%
Expected long-term rate of return on assets (percentage)	4.75%	4.70%	4.84%
Rate of compensation increase (percentage)	4.33%	4.00%	3.70%